DISPOSITION OF DISCONTINUED OPERATIONS - BRALORNE GOLD MINES LTD. (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow used in operating activities	$ 0	$ 0	$ (19)
Cash flow used in financing activities	0	0	(258)
Cash flow used in investing activities	0	0	(5,583)
Net cash decrease from discontinued operations	$ 0	$ 0	$ (5,860)